Income taxes (CIT Reconciliation) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income taxes [Abstract]
CIT at rate of 25%	$ 62,599,817	$ 48,307,133	$ 41,427,639
Tax effect of non-deductible expenses	5,799,761	3,641,665	7,425,406
Unrecognized tax benefits	0	0	(1,949,726)
LAT expense	62,996,403	40,203,748	33,254,340
CIT benefit of LAT	(15,749,101)	(10,050,937)	(8,313,585)
Changes in valuation allowance	(491,075)	3,180,741	(1,161,335)
International rate differences	18,224,012	10,149,331	17,814,114
Dividend and interest withholding taxes	15,403,663	18,877,500	0
Adjustment of estimated income tax accruals	(3,952,396)	(954,552)	(1,979,380)
Others	(383,837)	(237,503)	(269,598)
Actual income tax expense	$ 144,447,247	$ 113,117,126	$ 86,247,875